Derivative Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Gains (losses) on financial instruments [abstract]
Gain (loss) from financial guarantors	$ (6)	$ 48	$ (12)